31. Segments (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Smiles Loyalty Program [Member]
Disclosure of operating segments [line items]
Capital expenditures per business segments	R$ 33,836
Flight Transportation [Member]
Disclosure of operating segments [line items]
Capital expenditures per business segments	R$ 914,579